Condensed Parent Company Information - Schedule of Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Feb. 29, 2024	Feb. 28, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	21,163,416	21,189,215
Ordinary shares, outstanding	21,163,416	21,189,215
Treasury shares	2,938,567	2,912,768
Four Seasons Education (Cayman) Inc.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000
Ordinary shares, issued	21,163,416	21,189,215
Ordinary shares, outstanding	21,163,416	21,189,215
Treasury shares	2,938,567	2,912,768